SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of amortization of right-of-use assets

Years
Lease facilities	2 to 3
Motor vehicles	3

Schedule of useful life of the assets at annual rates

%
Leased systems	15
Laboratory equipment	15
Computers	33
Office furniture and equipment	6 - 15
Leasehold improvements	(*)